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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW ASSET MANAGEMENT, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET,
                 -------------------------------
                 #2000,
                 -------------------------------
                 CHICAGO, IL  60601
                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Angela Newhouse            Chicago, Illinois     2/3/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: $  2,355,661
                                        --------------------
                                            (thousands)

The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:        NONE


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                           FORM 13F INFORMATION TABLE


      COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
---------------------- --------------- --------- --------- ---------------------- ------------ ---------- --------------------------
                                                   VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
---------------------- --------------- --------- --------- ---------- ---- ------ ------------ ---------- ---------- -------- ------
AETNA INC NEW          COM             00817Y108     4,334     45,954 SH              SOLE                    45,954
ALLSTATE CORP          COM             020002101       200      3,708 SH              SOLE                     3,708
BOEING CO              COM             097023105       316      4,500 SH              SOLE                     4,500
COMPUTER ASSOC INTL
 INC                   COM             204912109       266      9,450 SH              SOLE                     9,450
DEVON ENERGY CORP NEW  COM             25179M103       363      5,800 SH              SOLE                     5,800
GENERAL DYNAMICS CORP  COM             369550108 1,900,832 16,666,662 SH              SOLE                16,666,662
GENERAL ELECTRIC CO    COM             369604103       915     26,097 SH              SOLE                    26,097
HARRAHS ENTMT INC      COM             413619107       896     12,569 SH              SOLE                    12,569
HILTON HOTELS CORP     COM             432848109     1,370     56,840 SH              SOLE                    56,840
HOSPIRA INC            COM             441060100     1,070     25,000 SH              SOLE                    25,000
JP MORGAN CHASE & CO   COM             46625H100     9,085    228,899 SH              SOLE                   228,899
LABORATORY CORP AMER
 HLDGS                 COM NEW         50540R409   364,201  6,763,261 SH              SOLE                 6,763,261
MAYTAG CORP            COM             578592107    34,900  1,854,384 SH              SOLE                 1,854,384
MEDIS TECHNOLOGIES LTD COM             58500P107    34,867  2,370,285 SH              SOLE                 2,370,285
PFIZER INC             COM             717081103       231      9,900 SH              SOLE                     9,900
PROCTER & GAMBLE CO    COM             742718109       252      4,352 SH              SOLE                     4,352
US BANCORP DEL         COM             902973304     1,563     52,301 SH              SOLE                    52,301

TOTAL                                            2,355,661 28,139,962                                     28,139,962